Income Taxes - Summary of Components of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Income Tax Disclosure [Abstract]
U.S. loss	$ (734,326)	$ (19,370)	$ (40,031)
Foreign income (loss)	3,157	(1,924)	1,056
Loss before income taxes	$ (731,169)	$ (21,294)	$ (38,975)